Commitments and Contingencies	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Capital commitment

As of March 31, 2026, the Group did not have any capital commitments. As of March 31, 2025, the Group had outstanding capital commitments of US$490,000 related to the acquisition of machinery under two purchase agreements with suppliers. The total contract amount for these acquisitions is US$699,000 (HK$5,420,000), of which US$209,000 (HK$1,600,000) had been paid as prepayment of equipment under current assets as of March 31, 2025. the machinery was delivered during the fiscal year of FY2026. No prepayment of equipment as at March 31, 2026.

Contingencies

A subsidiary of the Company is currently a party to a legal proceeding related to a compensation claim by a former employee, in relation to injuries suffered during the former employee’s course of employment with the Group. Based on the information available as of the date of this report, the management does not consider that there will be a significant claim in this case. However, as the litigation is ongoing, the Group cannot determine the likelihood of this outcome and has not recorded an accrual in its financial statements. The Group continues to assess the case and will update its disclosures as necessary.

A subsidiary of the Company is currently a party to a legal proceeding related to a breach of a subcontract relating to the supply, cutting, bending and fixing of steel reinforcement works for the project, a claim by its main contractor (now in Creditors’ Voluntary Liquidation) amounting to US$2.1 million, together with alternative damages to be assessed. The subsidiary of the Company is defending the proceedings and disputes liability. Based on the information available as of the date of this report, there has been no judgment, settlement, admission of liability, or other final adjudication. The management does not consider that a present obligation requiring a probable outflow has been established as of March 31, 2026.

Save as disclosed above, the Group, in the ordinary course of its business, is involved in various claims, suits, investigations and legal proceedings that arise from time to time. Although the Group does not expect that the outcome in any of these legal proceedings, individually or collectively, will have a material adverse effect on its financial position or results of operations, litigation is inherently unpredictable. Therefore, the Group could be subject to judgements or enter into settlements of claims that could adversely affect its results of operations or cash flows in a particular period.

The following table summarizes our contractual obligations as of March 31, 2026:

	Payments due by period
($’000)		Less than	1 – 3	3 – 5	More than
Contractual obligations	Total	1 year	years	years	5 years
Other borrowings*	913	913	—	—	—
	913	913	—	—	—

*	As of March 31, 2026, our contractual obligation to repay outstanding other borrowings totaled $913,000.